Patents - Schedule of Patents (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Schedule of Patents [Line Items]
Net carrying amount
Acquisition cost
Accumulated amortization
Graphite production [Member]
Schedule of Patents [Line Items]
Net carrying amount
Acquisition cost
Accumulated amortization
Graphene Production [Member]
Schedule of Patents [Line Items]
Net carrying amount
Acquisition cost
Accumulated amortization
Previously Reported [Member]
Schedule of Patents [Line Items]
Net carrying amount	5,826,499
Acquisition cost	6,473,888
Accumulated amortization	(647,389)
Previously Reported [Member] | Graphite production [Member]
Schedule of Patents [Line Items]
Net carrying amount	194,516
Acquisition cost	215,796
Accumulated amortization	(21,580)
Previously Reported [Member] | Graphene Production [Member]
Schedule of Patents [Line Items]
Net carrying amount	5,632,283
Acquisition cost	6,258,092
Accumulated amortization	$ (625,809)